Schedule of investments
Nomura VIP Pathfinder Moderately Aggressive Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 89.71%<<
Alternative / Specialty Fund — 4.36%
Nomura VIP Science and Technology Series – Standard Class	530,277	$ 17,462,021
		17,462,021
Fixed Income Funds — 20.52%
Nomura VIP Corporate Bond Series – Service Class	13,760,269	64,260,457
Nomura VIP High Income Series – Standard Class	724,624	2,101,409
Nomura VIP Limited-Term Bond Series – Service Class	3,344,026	15,783,803
		82,145,669
Global / International Equity Fund — 21.68%
Nomura VIP International Core Equity Series – Standard Class	4,805,991	86,796,196
		86,796,196
US Equity Funds — 43.15%
Nomura VIP Core Equity Series – Service Class	6,612,311	87,811,490
Nomura VIP Growth and Income Series – Standard Class	1,302,323	52,288,281
Nomura VIP Smid Cap Core Series – Service Class	1,475,805	20,174,247
Nomura VIP Value Series – Service Class	2,728,079	12,440,041
		172,714,059
Total Affiliated Mutual Funds (cost $374,132,864)		359,117,945

Affiliated Exchange-Traded Funds — 10.07%<<
Nomura Focused International Core ETF	363,483	8,794,362
Nomura Focused Large Growth ETF	975,803	24,997,341
Nomura Transformational Technologies ETF	286,788	6,513,443
Total Affiliated Exchange-Traded Funds (cost $45,155,179)		40,305,146

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	243,544	243,544
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	243,544	243,544
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	243,545	243,545
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	243,544	243,544
Total Short-Term Investments (cost $974,177)		974,177

Total Value of Securities—100.02% (cost $420,262,220)		400,397,268
Liabilities Net of Receivables and Other Assets—(0.02%)		(89,572)
Net Assets Applicable to 88,497,717 Shares Outstanding — 100.00%		$400,307,696
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV048 [0326] 0526 (5459540)    1